Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

May 31, 2019

IGS-QTLY-0719
1.9891240.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 195.7%
	Principal Amount	Value
Fannie Mae - 137.5%
2.5% 6/1/34 (a)	200,000	200,129
2.5% 4/1/37 to 10/1/37	1,962,450	1,955,847
3% 3/1/30 to 12/1/46 (a)	20,375,014	20,609,333
3% 6/1/34 (a)	1,000,000	1,014,641
3% 6/1/34 (a)	1,700,000	1,724,889
3% 6/1/34 (a)	850,000	862,445
3% 6/1/34 (a)	1,200,000	1,217,569
3% 6/1/34 (a)	2,100,000	2,130,745
3% 6/1/34 (a)	1,650,000	1,674,157
3% 6/1/34 (a)	600,000	608,784
3% 7/1/34 (a)	1,300,000	1,318,677
3% 6/1/49 (a)	1,550,000	1,556,209
3% 6/1/49 (a)	300,000	301,202
3% 6/1/49 (a)	300,000	301,202
3% 6/1/49 (a)	500,000	502,003
3% 6/1/49 (a)	700,000	702,804
3% 6/1/49(a)	150,000	150,601
3% 6/1/49 (a)	150,000	150,601
3% 6/1/49 (a)	1,000,000	1,004,006
3% 6/1/49 (a)	600,000	602,403
3% 6/1/49 (a)	200,000	200,801
3% 6/1/49 (a)	1,000,000	1,004,006
3% 6/1/49 (a)	2,600,000	2,610,415
3% 6/1/49 (a)	1,600,000	1,606,409
3.5% 12/1/42 to 2/1/57 (b)	14,074,647	14,519,534
3.5% 6/1/49 (a)	13,300,000	13,564,212
3.5% 6/1/49 (a)	11,700,000	11,932,428
3.5% 6/1/49 (a)	4,500,000	4,589,395
3.5% 6/1/49 (a)	2,300,000	2,345,691
3.5% 6/1/49 (a)	300,000	305,960
3.5% 7/1/49 (a)	1,300,000	1,323,359
4% 3/1/46 to 10/1/48	10,447,520	10,840,685
4% 6/1/49 (a)	5,400,000	5,573,790
4% 6/1/49 (a)	5,100,000	5,264,135
4.5% 6/1/48 to 3/1/49	18,414,932	19,344,857

TOTAL FANNIE MAE		133,613,924

Freddie Mac - 12.0%
3% 4/1/33 to 12/1/46	1,477,122	1,499,605
3.5% 11/1/33 to 5/1/49 (a)	6,523,262	6,740,482
4% 9/1/42 to 9/1/48 (b)(c)	1,540,479	1,601,543
4.5% 10/1/39 to 12/1/48	1,683,367	1,804,447

TOTAL FREDDIE MAC		11,646,077

Ginnie Mae - 46.2%
3% 4/20/46 to 4/20/48	1,784,097	1,813,085
3% 6/1/49 (a)	50,000	50,751
3% 6/1/49 (a)	5,700,000	5,785,654
3% 6/1/49 (a)	4,800,000	4,872,130
3.5% 6/1/49 (a)	6,800,000	6,989,753
3.5% 6/1/49 (a)	4,250,000	4,368,595
3.5% 6/1/49 (a)	500,000	513,952
3.5% 6/1/49 (a)	500,000	513,952
3.5% 6/1/49 (a)	450,000	462,557
3.5% 6/1/49 (a)	400,000	411,162
3.5% 6/1/49 (a)	450,000	462,557
3.5% 7/1/49 (a)	5,550,000	5,698,289
4% 10/20/40 to 5/20/49	2,137,497	2,234,772
4% 6/1/49 (a)	10,200,000	10,550,746
4.5% 4/20/47	163,984	172,477

TOTAL GINNIE MAE		44,900,432

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $188,379,456)		190,160,433

Asset-Backed Securities - 3.6%
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	$147,000	$148,946
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	84,152	84,410
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	64,276	64,468
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	77,103	77,675
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (d)	52,425	52,354
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	103,572
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	53,278
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.761% 11/25/26 (d)(e)(f)	94,569	94,334
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	98,814	101,988
Nationstar HECM Loan Trust Series 2018-3A Class A 3.5545% 11/25/28 (d)	130,015	129,641
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (d)(e)(f)	100,000	100,204
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (d)	56,133	56,275
Series 2019-2A Class A, 3.2% 9/15/25 (d)	2,000,000	1,999,951
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	55,000	54,863
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	91,612	93,856
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	96,043	99,541
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (d)	80,482	80,785
Verizon Owner Trust Series 2017-1A Class A, 2.06% 9/20/21 (d)	79,954	79,790
TOTAL ASSET-BACKED SECURITIES
(Cost $3,456,181)		3,475,931

Collateralized Mortgage Obligations - 3.2%
Private Sponsor - 2.0%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (d)(f)	162,224	161,882
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (d)(e)(f)	200,000	199,926
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (d)(e)(f)	200,000	200,337
Series 2019-2A Class 1A, 0.67% 12/22/69 (d)(g)	218,000	218,000
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (d)(e)(f)	1,000,000	998,901
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (d)(f)	200,000	200,387

TOTAL PRIVATE SPONSOR		1,979,433

U.S. Government Agency - 1.2%
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2019-1 Class MA, 3.5% 7/25/58	106,339	110,158
Series 2019-2 Class MA, 3.5% 8/25/58	937,415	965,558
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	109,278	113,023

TOTAL U.S. GOVERNMENT AGENCY		1,188,739

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,148,607)		3,168,172

Commercial Mortgage Securities - 8.7%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	21,000	23,184
BX Trust floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (d)(e)(f)	103,000	103,097
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (d)(e)(f)	1,400,000	1,400,000
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	105,334
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	200,000	210,029
Freddie Mac sequential payer Series 2017-K066 Class A2, 3.117% 6/25/27	3,000,000	3,118,556
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (d)(e)(f)	1,625,000	1,621,633
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (d)(e)(f)	1,200,000	1,199,621
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	100,000	105,783
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	100,000	104,938
Morgan Stanley Capital I Trust floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (d)(e)(f)	32,000	32,000
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (d)(e)	17,795	17,683
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (d)(e)(f)	44,743	44,759
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (d)(e)(f)	100,000	100,099
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	100,000	102,406
Series 2018-C48 Class A5, 4.302% 1/15/52	16,000	17,704
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	150,000	157,049
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $8,348,538)		8,463,875
	Shares	Value

Money Market Funds - 13.5%
Fidelity Cash Central Fund 2.41% (i)
(Cost $13,121,311)	13,118,687	13,121,311

Purchased Swaptions - 1.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.3%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	3,000,000	$55,297
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	118,491
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	97,013
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,200,000	20,611
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	7,168
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	34,590
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	5,572
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.8775% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	400,000	4,797

TOTAL PUT OPTIONS			343,539

Call Options - 0.9%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	3,000,000	137,568
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	256,082
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	216,258
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,200,000	57,257
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	26,240
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	94,921
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	21,225
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.8775% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	400,000	23,318

TOTAL CALL OPTIONS			832,869

TOTAL PURCHASED SWAPTIONS
(Cost $1,030,700)			1,176,408
TOTAL INVESTMENT IN SECURITIES - 225.9%
(Cost $217,484,793)			219,566,130
NET OTHER ASSETS (LIABILITIES) - (125.9)%			(122,380,174)
NET ASSETS - 100%			$97,185,956

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(1,300,000)	$(1,319,033)
3% 6/1/34	(1,000,000)	(1,014,641)
3% 6/1/34	(2,500,000)	(2,536,602)
3% 6/1/34	(1,650,000)	(1,674,157)
3% 6/1/34	(600,000)	(608,784)
3% 6/1/34	(1,000,000)	(1,014,641)
3% 6/1/34	(500,000)	(507,320)
3% 6/1/34	(200,000)	(202,928)
3% 6/1/34	(400,000)	(405,856)
3% 6/1/34	(200,000)	(202,928)
3% 6/1/34	(200,000)	(202,928)
3% 6/1/34	(300,000)	(304,392)
3% 6/1/34	(150,000)	(152,196)
3% 6/1/34	(450,000)	(456,588)
3% 6/1/49	(600,000)	(602,403)
3% 6/1/49	(50,000)	(50,200)
3% 6/1/49	(200,000)	(200,801)
3% 6/1/49	(600,000)	(602,403)
3% 6/1/49	(9,200,000)	(9,236,852)
3.5% 6/1/49	(11,700,000)	(11,932,428)
3.5% 6/1/49	(750,000)	(764,899)
3.5% 6/1/49	(11,700,000)	(11,932,428)
3.5% 6/1/49	(3,400,000)	(3,467,543)
3.5% 6/1/49	(2,000,000)	(2,039,731)
3.5% 6/1/49	(1,300,000)	(1,325,825)
3.5% 6/1/49	(400,000)	(407,946)
3.5% 6/1/49	(375,000)	(382,450)
3.5% 6/1/49	(400,000)	(407,946)
3.5% 6/1/49	(300,000)	(305,960)
4% 6/1/49	(5,400,000)	(5,573,790)
4% 6/1/49	(5,100,000)	(5,264,135)
4.5% 6/1/49	(100,000)	(104,473)
4.5% 6/1/49	(100,000)	(104,473)
4.5% 6/1/49	(300,000)	(313,420)
4.5% 6/1/49	(3,750,000)	(3,917,750)
4.5% 6/1/49	(3,750,000)	(3,917,750)
4.5% 6/1/49	(1,000,000)	(1,044,733)
4.5% 6/1/49	(1,650,000)	(1,723,810)
4.5% 6/1/49	(1,150,000)	(1,201,443)

TOTAL FANNIE MAE		(77,428,586)

Ginnie Mae
3% 6/1/49	(1,200,000)	(1,218,032)
3% 6/1/49	(3,000,000)	(3,045,081)
3.5% 6/1/49	(5,550,000)	(5,704,875)
4% 6/1/49	(600,000)	(620,632)

TOTAL GINNIE MAE		(10,588,620)

TOTAL TBA SALE COMMITMENTS
(Proceeds $87,388,236)		$(88,017,206)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2019	$126,750	$45	$45
CBOT 2-Year U.S. Treasury Note Contracts (United States)	5	Sept. 2019	1,073,359	(3,259)	(3,259)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Sept. 2019	3,521,016	(39,279)	(39,279)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Sept. 2019	307,438	(10,332)	(10,332)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	7	Sept. 2019	955,828	(9,434)	(9,434)
TOTAL FUTURES CONTRACTS					$(62,259)

The notional amount of futures sold as a percentage of Net Assets is 6.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	$225,000	$892	$(36)	$857

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$1,140,000	$(19,200)	$0	$(19,200)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $57,501.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $48,265.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,982,304 or 10.3% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,531
Total	$222,531

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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